UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

	Principal Amount	Value
Corporate Loans—91.5%
Consumer Discretionary—31.6%
Auto Components—0.3%
FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%,[LIBOR4+400], 11/19/19[1]	$10,042,912	$9,971,779
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%,[LIBOR12+275], 3/7/24[1]	34,531,486	34,747,307
		44,719,086

Automobiles—0.6%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.99%,[LIBOR12+375], 4/15/21[1]	80,753,122	81,384,047

Distributors—4.0%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 3.992%,[LIBOR12+275], 8/25/21[1]	40,287,632	39,154,542
Tranche B6, 4.317%,[LIBOR4+300], 6/22/23[1]	35,221,686	34,196,489
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 9/26/24[1]	29,065,000	28,479,166
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR12+450], 8/21/22[1]	39,698,305	34,624,385
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.242%,[LIBOR12+500], 12/15/23[1]	69,130,000	67,358,544
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.988%,[LIBOR12+375], 2/3/24[1]	15,993,584	15,630,098
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.99%,[LIBOR12+275], 8/13/21[1]	16,465,000	16,534,087
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.238%-4.242%,[LIBOR12+300], 11/8/23[1]	23,918,846	24,163,010
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.492%,[LIBOR12+325], 8/18/23[1]	37,462,498	37,704,430
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.568%,[LIBOR4+425], 6/23/23[1]	42,566,875	39,276,796
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.064%,[LIBOR4+375], 8/16/23[1]	11,979,000	12,017,369
Men’s Wearhouse, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.688%-4.75%,[LIBOR4+350], 6/18/21[1]	17,179,823	17,088,564
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.987%-3.992%,[LIBOR12+275], 1/30/23[1]	21,273,701	21,303,612
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.05%-4.58%,[LIBOR4+300], 8/19/22[1]	45,627,432	45,798,535
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.38%,[LIBOR4+300], 1/26/23[1]	55,227,232	45,617,694
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.24%,[LIBOR12+300], 3/11/22[1]	89,691,247	77,288,651

1 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Distributors (Continued)
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 6/8/24[1]	$26,760,525	$25,997,850
		582,233,822

Diversified Consumer Services—0.5%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.739%,[LIBOR4+450], 5/8/20[1]	35,125,918	25,261,401
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.335%,[LIBOR4+500], 4/1/21[1]	42,134,740	42,022,831
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.085%,[LIBOR4+875], 4/1/22[1]	7,155,000	6,931,406
		74,215,638

Hotels, Restaurants & Leisure—8.4%
Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 8/1/21[1]	35,598,305	35,874,192
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.702%,[LIBOR52+250], 9/15/23[1]	26,195,601	26,350,234
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.742%,[LIBOR4+250], 10/7/24[1]	62,665,000	62,797,160
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 10/11/20[1]	123,629,133	123,860,938
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.242%,[LIBOR12+300], 5/8/21[1]	93,856,850	94,032,831
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.075%,[LIBOR4+275], 9/28/24[1]	223,440,000	224,640,990
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 2/12/21[1]	23,573,958	23,540,813
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 4/18/24[1]	26,289,113	26,430,837
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 2/1/24[1]	67,176,267	67,708,101
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%,[LIBOR4+225], 4/17/24[1]	30,413,938	30,508,982
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 8/30/23[1]	10,664,413	10,745,878
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.742%,[LIBOR12+450], 5/9/24[1]	33,725,475	33,936,259
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.742%,[LIBOR12+250], 11/30/23[1]	10,570,125	10,654,358
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.794%,[LIBOR4+375], 2/22/23[1]	10,378,988	10,519,540
Intrawest Resorts Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.492%,[LIBOR4+325], 7/31/24[1]	3,130,000	3,153,963

2 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.109%,[LIBOR4+275], 4/14/21[1]	$28,222,952	$28,439,027
MGM Growth Properties Operating Partnership LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 4/25/23[1]	13,367,146	13,450,691
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 1/19/24[1]	6,910,275	6,954,079
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.56%,[LIBOR4+225], 5/11/24[1]	8,910,225	8,984,848
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.814%,[LIBOR4+350], 8/14/24[1]	44,040,000	44,604,285
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.333%,[LIBOR4+300], 4/1/24[1]	9,683,203	9,552,073
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.74%,[LIBOR12+250], 6/8/23[1]	59,719,990	59,981,265
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 11/15/20[1]	29,927,809	28,319,189
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.738%,[LIBOR4+350], 10/15/22[1]	14,128,432	14,156,392
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.49%-4.59%,[LIBOR12+325], 4/2/20[1]	227,718,629	226,067,669
		1,225,264,594

Household Durables—1.6%
BRP US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.586%,[LIBOR4+225], 6/30/23[1]	12,515,000	12,608,863
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%,[LIBOR12+250], 10/27/22[1]	9,152,550	9,146,720
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.742%,[LIBOR12+550], 2/15/23[1]	29,731,625	30,117,214
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 3.992%,[LIBOR12+275], 1/26/24[1]	19,651,661	19,797,515
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 9/7/23[1]	59,729,784	51,778,257
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.679%-4.835%,[LIBOR4+350], 11/8/23[1]	73,489,837	72,693,722
Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 8/1/23[1]	33,924,000	34,194,340
		230,336,631

Media—15.7%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR4+325], 9/26/21[1]	27,015,806	23,803,329
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.109%,[LIBOR4+275], 7/15/25[1]	36,556,300	36,582,401

3 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 7/28/25[1]	$30,891,889	$30,916,016
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 10/3/23[1]	26,082,209	26,281,894
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.803%,[LIBOR4+275], 10/17/23[1]	16,130,000	16,263,073
Charter Communications Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 3.25%,[LIBOR12+200], 7/1/20[1]	8,885,402	8,936,075
Tranche F, 3.25%,[LIBOR12+200], 1/3/21[1]	8,885,402	8,934,147
Tranche H, 3.25%,[LIBOR12+200], 1/15/22[1]	12,537,714	12,609,103
Tranche I, 3.50%,[LIBOR12+225], 1/15/24[1]	13,245,528	13,354,062
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 4/9/21[1]	64,208,408	53,357,701
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 7.989%,[LIBOR4+675], 1/30/19[1]	346,049,541	260,185,999
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 8.739%,[LIBOR4+750], 7/30/19[1]	49,202,030	37,178,284
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR12+225], 7/17/25[1]	28,022,421	27,987,197
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.88%,[LIBOR4+550], 2/28/20[1]	40,311,138	40,764,639
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.085%,[LIBOR4+575], 8/13/21[1]	116,417	112,571
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%,[LIBOR4+350], 10/18/19[1]	18,665,902	16,379,329
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 2/7/24[1]	27,999,631	28,249,640
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 7.147%,[LIBOR4+600], 12/31/21[1]	28,911,549	29,110,316
Tranche B6, 6.647%,[LIBOR4+550], 2/9/22[1]	32,567,035	32,671,706
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%,[LIBOR4+275], 6/30/19[1]	35,016,201	34,976,072
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,[LIBOR12+300], 12/18/20[1]	72,466,171	73,043,654
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.333%,[LIBOR4+600], 4/22/20[1,2]	66,960,000	66,374,100
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.859%,[LIBOR4+350], 1/7/22[1]	59,615,000	55,665,506
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 12/8/23[1]	27,606,625	27,820,576
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.10%,[LIBOR4+250], 10/4/24[1]	20,610,000	20,757,217
Mediacom Illinois LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 3.46%,[LIBOR52+225], 2/15/24[1]	12,109,150	12,166,669
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.085%,[LIBOR4+575], 8/13/21[1]	45,053,422	43,565,037

4 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Media (Continued)
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 1/17/24[1]	$12,148,309	$12,230,663
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.742%,[LIBOR4+650], 10/13/22[1,2]	111,945,000	111,385,275
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR12+325], 7/21/22[1]	31,216,109	31,398,192
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 1/17/24[1]	96,727,525	97,383,241
Outfront Media Capital LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR4+225], 3/18/24[1]	14,480,000	14,602,819
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.242%,[LIBOR12+300], 2/1/24[1]	66,048,100	65,475,331
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.328%,[LIBOR4+400], 10/18/24[1]	44,685,000	44,433,647
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%,[LIBOR12+250], 7/2/21[1]	20,782,944	20,909,118
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.742%,[LIBOR12+350], 1/31/25[1]	22,130,000	22,214,714
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.13%,[LIBOR4+275], 7/31/25[1]	19,432,350	19,441,464
Tranche B12, 4.336%,[LIBOR4+300], 1/5/26[1]	53,957,270	54,082,990
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.50%,[LIBOR12+225], 1/3/24[1]	72,815,243	73,088,300
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.067%,[LIBOR4+275], 12/6/23[1]	20,506,950	20,590,311
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AI, 3.989%,[LIBOR12+275], 6/30/25[1]	55,075,000	55,358,030
Telesat Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.32%,[LIBOR4+300], 11/17/23[1]	28,708,063	28,990,004
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 1/26/24[1]	54,600,025	54,850,256
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 3.604%,[LIBOR4+225], 10/19/26[1]	31,270,000	31,227,660
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 3.992%,[LIBOR12+275], 3/15/24[1]	101,509,775	101,152,156
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 3.857%,[LIBOR4+250], 1/15/26[1]	64,256,000	64,545,152
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche I, 3.989%,[LIBOR12+275], 1/31/25[1]	63,885,000	64,199,442
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.14%,[LIBOR6+275], 10/15/19[1]	50,345,861	50,446,553
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.487%,[LIBOR12+325], 8/18/23[1]	63,495,000	63,648,086
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.64%,[LIBOR12+325], 5/6/21[1]	46,195,913	46,590,333
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.738%,[LIBOR12+250], 11/1/23[1]	40,822,000	41,058,931

5 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.739%,[LIBOR12+250], 4/15/25[1]	$69,295,000	$69,525,960
		2,296,874,941

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.488%,[LIBOR12+325], 10/25/20[1]	56,536,548	44,776,946

Specialty Retail—0.2%
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.89%,[LIBOR4+450], 8/29/21[1]	35,435,574	35,683,623

Consumer Staples—3.2%
Beverages—3.0%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.397%-3.492%,[LIBOR4+225], 2/16/24[1]	35,655,451	35,707,437
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.988%-6.00%,[LIBOR6+275], 4/6/24[1]	44,793,281	45,048,334
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 6/2/21[1]	8,385,000	8,440,031
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.742%,[LIBOR12+250], 8/3/22[1]	38,260,158	38,515,238
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.563%,[LIBOR4+225], 7/4/22[1]	13,440,000	13,536,607
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.237%,[LIBOR12+200], 6/16/23[1]	29,286,211	29,484,948
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.49%-4.554%,[LIBOR4+275], 10/4/23[1]	102,718,571	103,858,131
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.989%,[LIBOR12+275], 5/15/24[1]	22,395,000	22,576,959
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.742%,[LIBOR12+350], 4/19/24[1]	8,588,475	8,652,889
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.232%,[LIBOR12+200], 2/2/24[1]	58,002,265	58,353,932
Post Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 5/24/24[1]	62,583,150	62,931,300
Refresco Group NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.067%,[LIBOR4+275], 9/26/24[1]	9,515,000	9,586,362
		436,692,168

Food & Staples Retailing—0.2%
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 6.00%,[LIBOR12+475], 8/21/20[1]	36,423,334	36,878,625

Energy—3.7%
Energy Equipment & Services—3.4%
American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.474%,[LIBOR12+425], 8/4/20[1,3]	45,574,302	34,066,791

6 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.317%,[LIBOR4+400], 9/20/24[1]	$42,580,000	$43,118,892
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.612%,[LIBOR12+1,037.5], 12/31/21[1]	15,525,000	16,663,495
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.814%,[LIBOR4+750], 8/23/21[1]	21,555,000	23,209,346
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%,[LIBOR4+800], 9/20/24[1]	36,620,730	37,170,041
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.992%,[LIBOR12+375], 10/2/23[1]	80,421,324	80,981,378
ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.897%,[LIBOR4+475], 9/18/21[1]	50,474,567	31,967,209
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.92%,[LIBOR4+287.5], 10/1/18[1]	19,528,658	18,771,923
Tranche B, 8.045%,[LIBOR4+700], 8/31/20[1]	6,364,000	5,764,721
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.147%,[LIBOR4+500], 6/27/20[1]	10,022,352	7,842,491
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.30%,[LIBOR4+525], 8/25/23[1]	28,322,789	27,508,509
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR4+450], 6/18/20[1]	31,549,367	11,384,053
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.32%, 8/7/20[4,5]	6,694,444	6,560,555
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.237%,[LIBOR12+400], 2/15/24[1]	30,451,985	30,490,050
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 12/31/23[1]	22,325,375	22,433,005
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 6/3/18[1]	7,090,658	2,292,644
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.333%,[LIBOR4+300], 2/21/21[1]	57,894,743	44,265,336
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	2,299,734	1,954,774
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	858,170	729,444
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.33%,[LIBOR4+400], 9/27/24[1]	16,550,000	16,821,006
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.309%,[LIBOR4+300], 4/12/24[1]	26,940,000	27,018,584
		491,014,247

Oil, Gas & Consumable Fuels—0.3%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	16,538,684	14,057,881
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.583%,[LIBOR4+425], 8/4/21[1]	31,743,475	27,656,503
		41,714,384

7 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Financials—3.4%
Capital Markets—0.8%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.485%,[LIBOR12+425], 11/23/20[1]	$29,817,415	$29,854,687
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.742%,[PRIME4+450], 5/23/21[1,4]	87,108,811	86,727,710
		116,582,397

Commercial Banks—2.3%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.49%,[LIBOR4+325], 8/12/22[1]	13,305,839	13,413,989
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.985%-3.992%,[LIBOR12+275], 1/25/24[1]	17,740,738	17,822,044
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.073%,[LIBOR4+375], 5/22/24[1]	16,212,000	16,333,590
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,[LIBOR12+300], 3/25/24[1]	13,151,597	13,226,942
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-4.63%,[LIBOR4+325], 11/4/21[1]	31,143,317	31,342,821
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.574%,[LIBOR4+325], 7/3/24[1]	8,965,000	9,056,891
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.312%,[LIBOR4+300], 10/2/20[1]	30,511,320	30,789,827
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,[LIBOR12+400], 4/29/22[1]	30,337,326	30,707,078
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.238%-4.239%,[LIBOR4+300], 10/1/21[1]	29,421,263	29,789,028
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 1/8/24[1]	48,710,952	49,224,171
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.242%,[LIBOR12+300], 10/24/22[1]	62,199,975	59,808,884
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.18%,[LIBOR4+300], 5/16/24[1]	32,195,000	32,271,463
		333,786,728

Consumer Finance—0.3%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%,[LIBOR12+525], 9/29/20[1]	30,638,340	30,638,340
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.23%,[LIBOR12+900], 9/29/21[1,2]	12,348,457	12,224,973
		42,863,313

Health Care—7.1%
Health Care Equipment & Supplies—6.7%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.275%,[LIBOR4+612.5], 4/30/22[1]	10,254,569	9,741,841
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.992%,[LIBOR12+275], 2/11/22[1]	2,916,014	2,939,706
Tranche B2, 3.988%,[LIBOR12+275], 2/16/23[1]	20,220,296	20,376,154
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR12+325], 4/28/22[1]	11,451,141	11,439,209

8 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%,[LIBOR12+425], 4/16/21[1]	$24,251,001	$24,478,063
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.575%,[LIBOR4+425], 10/3/23[1]	17,480,000	17,545,550
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.833%,[LIBOR4+550], 8/4/21[1]	12,911,885	12,976,444
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 4/22/24[1]	47,859,098	47,775,345
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.333%,[LIBOR4+400], 6/7/19[1]	9,425,004	9,420,584
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 5/20/21[1]	14,511,518	14,630,715
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.992%,[LIBOR12+275], 3/1/24[1]	108,758,475	109,468,450
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 4.067%,[LIBOR4+275], 12/31/19[1]	10,940,750	10,769,801
Tranche H, 4.202%-4.317%,[LIBOR4+300], 1/27/21[1]	62,895,593	61,014,322
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%-4.585%,[LIBOR12+325], 6/8/20[1]	48,077,247	48,179,411
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%,[LIBOR12+425], 4/29/24[1]	29,122,013	29,537,001
Envision Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.24%,[LIBOR12+300], 12/1/23[1]	20,298,869	20,417,273
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.492%,[LIBOR12+325], 10/30/23[1]	17,450,689	17,606,105
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.453%,[LIBOR52+225], 1/31/25[1]	69,550,500	69,874,536
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 3.492%,[LIBOR12+225], 2/15/24[1]	17,407,525	17,542,155
INC Research Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%-3.492%,[LIBOR12+225], 8/1/24[1]	21,626,719	21,764,135
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.992%-4.083%,[LIBOR12+275], 8/18/22[1]	43,740,393	44,036,122
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.583%,[LIBOR4+325], 2/2/24[1]	16,044,788	16,048,125
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.583%,[LIBOR4+525], 11/30/18[1]	37,769,005	31,914,810
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR4+275], 9/24/24[1]	13,371,404	13,415,970
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.333%,[LIBOR4+300], 6/7/23[1]	51,167,484	51,621,595
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.147%,[LIBOR4+300], 1/31/21[1]	34,976,503	35,331,724
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.083%,[LIBOR4+575], 7/31/19[1]	26,433,257	18,855,714
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.147%-5.335%,[LIBOR4+400], 11/27/20[1]	30,341,263	29,317,246

9 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.783%,[LIBOR4+375], 6/30/21[1]	$38,120,309	$38,314,876
Ortho-Clinical Diagnostics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%,[LIBOR4+375], 6/30/21[1]	1,775,000	1,784,060
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.311%,[LIBOR4+300], 9/27/24[1]	2,680,000	2,709,480
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.78%-6.75%,[LIBOR4+350], 3/1/21[1]	21,687,683	21,948,478
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%,[LIBOR4+325], 9/2/24[1]	19,655,000	19,551,811
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.992%,[LIBOR12+275], 2/6/24[1]	44,017,054	43,650,260
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche BF1, 5.99%,[LIBOR4+475], 4/1/22[1]	36,341,597	37,086,600
		983,083,671

Health Care Providers & Services—0.4%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 4/9/21[1]	58,611,983	58,892,851

Industrials—15.4%
Aerospace & Defense—0.1%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%,[LIBOR4+350], 4/9/20[1]	17,893,163	17,416,007

Commercial Services & Supplies—8.0%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.238%,[LIBOR12+500], 10/18/21[1]	14,853,867	14,990,032
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.083%,[LIBOR4+375], 7/28/22[1]	39,940,315	39,861,872
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 3.992%,[LIBOR12+275], 8/4/22[1]	67,142,796	67,712,301
Tranche B5, 4.242%,[LIBOR12+300], 11/3/23[1]	65,989,738	66,584,833
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.742%,[LIBOR12+450], 5/31/24[1]	20,289,150	20,492,041
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.674%-4.853%,[LIBOR4+350], 4/29/24[1]	30,059,663	30,285,110
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.857%,[LIBOR4+250], 10/26/24[1]	26,165,000	26,393,944
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.647%-5.677%,[LIBOR4+450], 12/8/23[1]	18,857,500	19,093,219
Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.739%,[LIBOR12+350], 9/15/20[1]	26,271,953	26,313,016
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.878%,[LIBOR4+550], 3/19/21[1]	8,405,109	8,169,766
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-6.878%,[LIBOR4+550], 3/19/21[1]	16,933,138	16,459,010

10 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Compass Group Diversified Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+275], 6/4/21[1]	$22,312,538	$22,431,084
Cotiviti Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.84%,[LIBOR4+250], 9/28/23[1]	39,571,146	39,719,538
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 12/20/19[1]	37,295,419	24,950,636
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.833%,[LIBOR4+750], 12/21/20[1]	9,500,000	3,055,836
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.985%,[LIBOR12+275], 8/12/20[1]	9,504,000	9,588,348
Tranche B2, 4.492%,[LIBOR12+325], 8/14/23[1]	24,092,132	24,417,376
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.397%,[LIBOR4+525], 6/30/22[1]	15,555,577	15,166,688
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.988%,[LIBOR12+575], 1/5/24[1]	15,193,750	15,231,734
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.311%,[PRIME4+300], 5/24/24[1]	52,247,211	52,769,683
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.078%,[LIBOR4+400], 10/31/21[1]	44,585,950	45,171,364
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.67%,[LIBOR6+350], 5/1/24[1]	50,663,025	50,773,876
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.06%,[LIBOR4+375], 10/3/24[1]	13,110,000	13,257,487
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.305%,[LIBOR4+600], 4/11/23[1]	23,221,800	23,512,072
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.917%,[LIBOR4+375], 8/12/22[1]	33,530,816	33,681,705
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.742%,[LIBOR12+450], 4/26/24[1]	45,162,626	45,435,499
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.583%,[LIBOR4+425], 4/18/19[1]	22,554,923	21,652,726
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.583%,[LIBOR4+825], 4/17/20[1]	9,700,330	9,139,535
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 5/21/22[1]	24,665,126	24,942,609
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.833%,[LIBOR4+550], 9/30/22[1]	43,776,556	43,481,065
Sabre GLBL, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 2/22/24[1]	63,840,796	64,219,882
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.31%,[LIBOR4+400], 9/12/24[1]	82,740,000	78,255,078
Synagro Infrastructure Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.397%-6.583%,[LIBOR4+525], 8/22/20[1]	9,134,302	8,540,573
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.484%,[LIBOR6+425], 2/1/23[1]	15,566,775	15,729,744
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.061%,[LIBOR4+275], 9/2/21[1]	26,747,091	26,816,794

11 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.599%,[LIBOR4+225], 11/1/21[1]	$111,312,000	$112,077,604
		1,160,373,680

Industrial Conglomerates—2.3%
Clark Equipment Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.929%,[LIBOR4+275], 5/18/24[1]	24,074,025	24,279,665
CPI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.962%,[LIBOR4+450], 8/17/22[1]	13,715,871	10,035,450
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR12+275], 7/30/24[1]	17,915,375	18,001,261
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.408%,[LIBOR4+325], 4/1/24[1]	36,011,557	36,265,258
Generac Power Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.585%,[LIBOR4+225], 5/31/23[1]	20,317,863	20,427,884
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%,[LIBOR12+500], 11/2/23[1]	12,699,038	12,931,849
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%,[LIBOR4+350], 6/30/21[1]	23,099,185	23,301,303
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR12+225], 5/17/24[1]	24,139,500	24,204,870
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 9/28/23[1]	14,725,034	14,823,206
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.903%-4.115%,[LIBOR4+275], 8/21/23[1]	30,377,056	30,596,743
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.583%,[LIBOR12+225], 1/31/24[1]	9,203,750	9,253,607
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 4.242%,[LIBOR12+300], 6/9/23[1]	45,905,416	46,157,391
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.242%,[LIBOR12+400], 11/30/23[1]	44,638,728	44,847,414
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 6/19/21[1]	9,302,786	9,099,287
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.88%,[LIBOR4+350], 12/28/19[1]	15,670,870	15,337,864
		339,563,052

Road & Rail—3.3%
Air Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.46%,[LIBOR4+225], 10/6/23[1]	11,750,000	11,835,681
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.742%,[LIBOR12+250], 4/28/23[1]	16,132,050	16,181,350
Tranche B, 3.739%,[LIBOR12+250], 12/14/23[1]	42,595,000	42,745,872
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.742%,[LIBOR12+450], 5/18/23[1]	26,802,825	27,095,994
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.488%,[LIBOR12+225], 3/21/22[1]	140,418,075	141,566,554

12 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Road & Rail (Continued)
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 2/1/24[1]	$19,670,457	$19,842,573
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.992%,[LIBOR12+875], 11/12/20[1]	25,254,632	19,551,302
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.242%,[LIBOR12+300], 7/29/22[1]	14,085,675	14,116,495
Tranche B2, 4.242%,[LIBOR12+300], 7/29/22[1]	963,137	965,244
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.63%,[LIBOR4+225], 4/1/24[1]	20,865,150	20,987,733
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.567%,[LIBOR4+825], 2/23/22[1,2]	167,344,000	169,837,426
		484,726,224

Trading Companies & Distributors—0.2%
Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.313%,[LIBOR4+600], 2/8/19[1]	51,662,130	24,711,702

Transportation Infrastructure—1.5%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.49%,[LIBOR12+225], 4/6/24[1]	39,045,750	39,114,900
Cooper-Standard Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.583%,[LIBOR4+225], 11/2/23[1]	14,591,560	14,698,384
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.234%,[LIBOR4+500], 5/19/23[1]	19,665,713	19,862,369
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.24%,[LIBOR12+400], 8/7/20[1]	48,613,844	49,039,215
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.739%,[LIBOR12+450], 3/22/24[1]	29,508,907	29,767,110
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.992%,[LIBOR12+275], 6/30/22[1]	56,159,984	56,423,262
Visteon Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.279%-3.407%,[LIBOR4+225], 3/24/24[1]	15,020,999	15,118,005
		224,023,245

Information Technology—10.5%
Communications Equipment—0.4%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.60%,[LIBOR4+725], 7/17/20[1]	64,817,391	60,280,174

Electronic Equipment, Instruments, & Components—0.2%
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.739%,[LIBOR12+450], 4/14/21[1]	26,625,820	26,778,360

Internet Software & Services—9.4%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.736%-4.817%,[LIBOR4+350], 6/13/24[1]	55,625,000	55,541,562
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 6.621%,[LIBOR4+525], 5/29/20[1,3]	247,357,937	208,193,013

13 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 8.739%-8.742%,[LIBOR12+750], 1/24/18[1]	$31,555,000	$31,909,994
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.354%,[LIBOR4+500], 6/30/21[1]	39,279,389	37,818,706
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.242%,[LIBOR12+400], 9/10/22[1]	35,282,652	35,557,362
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.488%,[LIBOR12+225], 8/16/22[1]	16,803,507	16,897,607
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.31%,[LIBOR4+300], 5/1/24[1]	32,824,733	33,120,155
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.63%,[LIBOR12+425], 12/15/21[1]	25,842,034	26,173,148
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.99%,[LIBOR12+275], 7/5/21[1]	22,070,724	22,256,956
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%,[LIBOR12+375], 6/1/22[1]	20,509,769	20,639,781
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.488%,[LIBOR12+225], 7/8/22[1]	26,972,317	27,083,658
Tranche B, 3.738%,[LIBOR12+250], 4/26/24[1]	49,147,120	49,449,277
Genesys Telecommunications Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.083%,[LIBOR4+375], 12/1/23[1]	16,542,266	16,647,127
Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 2/15/24[1]	45,303,642	45,555,666
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.897%,[LIBOR4+275], 2/1/22[1]	66,739,047	66,947,607
Informatica Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%,[LIBOR4+350], 8/5/22[1]	39,113,028	39,245,738
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.24%,[LIBOR12+700], 4/6/22[1]	12,802,913	13,002,958
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%,[LIBOR12+425], 1/20/24[1]	17,204,171	16,860,088
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.989%,[LIBOR12+275], 6/21/24[1]	13,057,252	13,084,072
Tranche B2, 3.742%,[LIBOR4+250], 11/19/21[1]	26,875,000	26,911,389
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.739%,[LIBOR12+250], 5/13/24[1]	13,610,294	13,695,358
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.833%,[LIBOR4+450], 9/30/24[1]	51,300,000	51,704,808
Microsemi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.488%,[LIBOR4+225], 1/15/23[1]	13,852,433	13,929,272
ON Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 3/31/23[1]	10,905,582	10,966,358
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.487%-6.492%,[LIBOR12+525], 9/27/23[1]	17,340,018	17,571,213
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%,[LIBOR6+650], 12/8/21[1]	11,104,330	10,701,798
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.38%,[LIBOR12+600], 10/31/22[1]	28,129,707	28,487,180

14 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%,[LIBOR12+325], 4/24/22[1]	$38,874,007	$37,673,072
Science Applications International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.813%,[LIBOR4+250], 5/4/22[1]	17,120,000	17,264,459
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.988%,[LIBOR12+275], 6/21/24[1]	88,197,405	88,378,562
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.742%,[LIBOR4+350], 2/3/23[1]	19,730,900	19,869,628
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR12+325], 3/3/23[1]	11,110,403	11,201,397
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.583%,[LIBOR4+325], 9/30/22[1]	10,613,015	10,615,859
Synchronoss Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.742%,[LIBOR12+450], 1/19/24[1]	26,479,464	26,491,883
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 5/1/24[1]	67,009,058	67,309,191
Tessera Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR12+325], 12/1/23[1]	38,280,725	38,655,570
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.742%,[LIBOR4+250], 9/28/24[1]	11,620,000	11,736,200
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.833%,[LIBOR4+450], 1/27/23[1]	44,592,685	45,164,051
Western Digital Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.99%,[LIBOR12+275], 4/29/23[1]	52,225,921	52,601,321
		1,376,913,044

Office Electronics—0.2%
BMC Foreign Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.333%,[LIBOR4+400], 9/10/22[1]	24,155,125	24,109,834

Software—0.3%
Securus Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.75%,[LIBOR52+350], 4/30/20[1]	30,989,540	31,028,277
Tranche B2, 5.453%,[LIBOR52+425], 4/30/20[1]	6,231,819	6,239,608
		37,267,885

Materials—7.9%
Chemicals—3.1%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.333%,[LIBOR4+300], 1/31/24[1]	13,880,213	13,984,314
Avantor Performance Materials Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.24%,[LIBOR12+400], 3/11/24[1]	14,374,753	14,426,415
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.067%,[LIBOR4+275], 8/30/20[1]	2,198,079	2,200,141
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.067%,[LIBOR4+275], 8/30/20[1]	17,681,361	17,697,946
Tranche B3, 4.067%,[LIBOR4+275], 8/30/20[1]	5,302,696	5,307,670

15 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.742%,[LIBOR12+350], 7/30/21[1]	$29,008,430	$29,222,367
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.607%,[LIBOR4+325], 10/26/24[1]	4,465,000	4,504,069
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 2/14/24[1]	13,049,425	13,133,020
H.B. Fuller Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR4+225], 10/20/24[1]	56,390,000	56,782,700
Huntsman International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 4/1/23[1]	13,826,502	13,925,791
Ineos Styrolution US Holding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR4+275], 3/29/24[1]	20,043,790	20,137,755
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.941%,[LIBOR12+275], 3/31/22[1]	17,300,294	17,366,260
Tranche B, 3.941%,[LIBOR12+275], 4/1/24[1]	17,855,075	17,933,191
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 4.242%,[LIBOR12+300], 6/7/23[1]	14,504,469	14,603,056
Tranche B7, 3.742%,[LIBOR4+275], 6/7/20[1]	14,570,000	14,674,073
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.583%,[LIBOR4+425], 2/14/24[1]	16,933,278	17,092,028
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.064%,[LIBOR4+675], 8/20/19[1]	18,383,048	18,666,459
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.739%,[LIBOR12+350], 6/13/23[1]	12,394,800	12,508,423
Trinseo Materials Operating SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.742%,[LIBOR4+250], 9/6/24[1]	5,365,000	5,416,413
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.328%,[LIBOR4+300], 9/23/24[1]	24,188,193	24,350,713
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.328%,[LIBOR4+300], 9/23/24[1]	55,815,986	56,191,014
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.992%,[LIBOR12+275], 7/1/22[1]	62,379,796	62,720,952
		452,844,770

Construction Materials—1.1%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 10/31/23[1]	14,810,575	14,915,478
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%-3.833%,[LIBOR4+250], 8/18/23[1]	28,844,372	29,100,366
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.992%,[LIBOR12+275], 11/15/23[1]	75,809,414	75,998,937
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 7/20/22[1]	21,571,743	21,722,292
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.992%,[LIBOR12+375], 2/28/24[1]	20,812,517	20,968,611
		162,705,684

16 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Containers & Packaging—1.6%
Berry Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche M, 3.481%-3.492%,[LIBOR12+225], 10/1/22[1]	$26,444,821	$26,560,517
Tranche N, 3.488%,[LIBOR12+225], 1/19/24[1]	8,651,525	8,683,968
Berry Plastics Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche K, 3.488%,[LIBOR12+225], 2/8/20[1]	19,494,118	19,606,813
Tranche L, 3.488%,[LIBOR12+225], 1/6/21[1]	28,830,000	28,958,495
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.599%,[LIBOR12+325], 4/3/24[1]	37,545,900	37,703,443
KIK Custom Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.74%,[LIBOR12+450], 8/26/22[1]	7,885,409	7,983,977
Multi-Color Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.57%,[LIBOR4+225], 9/20/24[1]	4,255,000	4,290,904
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.08%,[LIBOR4+275], 10/5/24[1]	16,980,000	17,125,043
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.992%,[LIBOR12+300], 2/5/23[1]	48,499,950	48,827,470
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 3/11/22[1]	34,739,724	34,974,599
		234,715,229

Metals & Mining—1.9%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 8.583%,[LIBOR4+725], 4/16/20[1]	206,813,363	185,614,993
Tranche B3, 9.083%,[LIBOR4+775], 4/17/20[1]	75,456,378	69,388,403
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.742%,[LIBOR12+350], 3/31/22[1]	23,783,219	23,976,457
		278,979,853

Paper & Forest Products—0.2%
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.897%-3.992%,[LIBOR4+275], 5/1/21[1]	28,082,962	28,363,792

Telecommunication Services—5.2%
Diversified Telecommunication Services—5.2%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.75%,[LIBOR4+275], 1/31/25[1]	149,455,000	147,664,679
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.985%,[LIBOR4+375], 10/2/24[1]	29,515,000	29,976,172
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,[LIBOR12+300], 10/5/23[1]	39,554,567	38,985,970
Digicel International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.07%,[LIBOR4+375], 5/27/24[1]	26,300,000	26,513,687
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.99%,[LIBOR12+375], 6/15/24[1]	44,712,938	42,651,939
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%,[LIBOR4+400], 5/23/20[1]	40,727,588	41,230,330
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%,[LIBOR4+775], 11/23/20[1]	18,000,000	16,596,138

17 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.89%,[LIBOR4+450], 8/6/21[1]	$46,937,475	$45,881,382
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.89%,[LIBOR4+950], 2/4/22[1]	26,090,000	23,350,550
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR12+225], 2/22/24[1]	35,765,000	35,905,521
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.485%,[LIBOR12+325], 4/13/20[1]	111,704,780	112,123,226
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%,[LIBOR12+225], 3/24/21[1]	22,088,769	22,211,472
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.49%,[LIBOR12+225], 6/10/22[1]	17,669,429	17,751,680
Sprint Communications, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%,[LIBOR4+250], 2/2/24[1]	121,156,175	121,653,763
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.08%-5.24%,[LIBOR12+400], 3/29/21[1]	31,429,674	29,534,087
		752,030,596

Utilities—3.5%
Electric Utilities—3.5%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.09%,[LIBOR4+275], 1/15/24[1]	22,875,975	22,985,642
Tranche B7, 4.09%,[LIBOR4+275], 5/31/23[1]	5,133,119	5,160,391
Tranche B8, 3.00%,[LIBOR12+175], 12/31/19[1]	11,870,350	11,902,151
Dayton Power & Light Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%,[LIBOR12+325], 8/24/22[1]	25,472,513	25,862,573
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.492%,[LIBOR12+325], 2/7/24[1]	58,895,974	59,309,070
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.363%-4.84%,[LIBOR4+325], 6/28/23[1]	33,776,591	34,067,179
Helix Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.083%,[LIBOR4+375], 6/3/24[1]	27,497,690	27,827,662
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.65%,[LIBOR4+450], 6/12/20[1]	38,300,000	38,359,863
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.333%,[LIBOR4+700], 10/18/22[1]	9,296,100	8,738,334
NRG Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.583%,[LIBOR4+225], 6/30/23[1]	111,765,131	112,114,732
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.333%,[LIBOR4+400], 11/9/20[1]	56,021,637	48,458,716
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.242%,[LIBOR12+400], 7/15/23[1]	45,268,067	45,253,943
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.992%-4.084%,[LIBOR12+275], 8/4/23[1]	61,137,005	61,413,039
Tranche C, 4.084%,[LIBOR12+275], 8/4/23[1]	14,043,302	14,104,741
		515,558,036
Total Corporate Loans (Cost $13,498,285,650)		13,358,358,879

18 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Corporate Bonds and Notes—0.8%
Altice US Finance I Corp., 5.50% Sr. Sec. Nts., 5/15/26[6]	$35,433,000	$36,938,902
Avaya, Inc., 9.25% Sr. Unsec. Nts., 4/24/25	44,670,000	44,670,000
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[2,3]	1,803,397	2
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[6]	37,580,000	38,895,300
Total Corporate Bonds and Notes (Cost $119,655,950)		120,504,204

	Shares
Common Stocks—3.2%
Arch Coal, Inc., Cl. A7	2,931,034	223,989,618
Aretec Group, Inc.[7,8]	700,132	21,879,125
Caesars Entertainment Corp.[8]	479,309	6,207,051
Everyware Global, Inc.[2,7,8]	1,397,654	10,220,345
Gymboree Corp. (The)[7,8,11]	1,798,615	46,089,509
Gymboree Corp. (The)[7,8,11]	635,688	16,289,505
ION Media Networks, Inc.[2,8]	35,695	14,242,305
Larchmont Resources LLC[7,8]	8,017	2,765,965
Mach Gen LLC[8]	313,469	862,040
Media General, Inc.[2,8,9]	6,554,344	393,261
Millennium Corporate Claim Litigation Trust[2,7,8]	70,485	705
Millennium Lender Claim Litigation Trust[2,7,8]	140,969	1,410
New Millennium Holdco, Inc.[2,7,8]	1,431,369	14,314
Nexstar Media Group, Inc., Cl. A	514,230	32,807,874
Ocean Rig UDW, Inc.[8]	2,589,786	69,354,457
Quicksilver Resources, Inc.[2,7,8]	145,955,000	3,079,650
Sabine Oil[8]	17,596	809,416
Templar Energy, Cl. A7,8	1,799,429	4,948,429
VICI Properties, Inc.[8]	694,676	12,851,506
Total Common Stocks (Cost $484,015,470)		466,806,485

	Units
Rights, Warrants and Certificates—0.0%
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[8]	55,793	376,603
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[8]	9,937	57,138
Total Rights, Warrants and Certificates (Cost $5,853,811)		433,741

	Shares
Investment Company—9.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.01%[7,10] (Cost $1,385,392,007)	1,385,392,007	1,385,392,007
Total Investments, at Value (Cost $15,493,202,888)	105.0%	15,331,495,316
Net Other Assets (Liabilities)	(5.0)	(731,333,762)
Net Assets	100.0%	$14,600,161,554

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. Interest or dividend is paid-in-kind, when applicable.

19 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

5. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $75,834,202 or 0.52% of the Fund’s net assets at period end.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares / Principal July 31, 2017	Gross Additions	Gross Reductions	Shares / Principal October 31, 2017
Arch Coal, Inc., Cl. A	2,931,034	—	—	2,931,034
Aretec Group, Inc.	700,132	—	—	700,132
Everyware Global, Inc.	1,397,654	—	—	1,397,654
Gymboree Corp. (The)	—	1,798,615	—	1,798,615
Gymboree Corp. (The)	—	635,688	—	635,688
Larchmont Resources LLC	8,017	—	—	8,017
Millennium Corporate Claim Litigation Trust	70,485	—	—	70,485
Millennium Lender Claim Litigation Trust	140,969	—	—	140,969
New Millennium Holdco, Inc.	1,431,369	—	—	1,431,369
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,017,372,359	961,507,934	593,488,286	1,385,392,007
Quicksilver Resources, Inc.	145,955,000	—	—	145,955,000
Templar Energy, Cl. A	1,799,429	—	—	1,799,429

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Arch Coal, Inc., Cl. A	$223,989,618	$1,025,862	$—	$1,025,862
Aretec Group, Inc.	21,879,125	—	—	9,801,848
Everyware Global, Inc.	10,220,345	—	—	654,801
Gymboree Corp. (The)	46,089,509	—	—	1,725,739
Gymboree Corp. (The)	16,289,505	—	—	8,334,628
Larchmont Resources LLC	2,765,965	—	—	—
Millennium Corporate Claim Litigation Trust	705	—	—	—
Millennium Lender Claim Litigation Trust	1,410	—	—	—
New Millennium Holdco, Inc.	14,314	—	—	—
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,385,392,007	3,076,217	—	—
Quicksilver Resources, Inc.	3,079,650	—	—	—
Templar Energy, Cl. A	4,948,429	—	—	(2,924,072)

Total	$1,714,670,582	$4,102,079	$—	$18,618,806

8. Non-income producing security.

9. Security received as the result of issuer reorganization.

20 OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Statement of Investments (Continued)

10. Rate shown is the 7-day yield at period end.

11. The Fund holds Securities which have been issued by the same entity and that trade on separate exchanges.

Glossary:
Definitions
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR52	London Interbank Offered Rate-Weekly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
PRIME4	United States Prime Rate-Quarterly

21 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use

22 OPPENHEIMER SENIOR FLOATING RATE FUND

2. Securities Valuation (Continued)

matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

23 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$12,998,537,105	$359,821,774	$13,358,358,879
Corporate Bonds and Notes	—	120,504,202	2	120,504,204
Common Stocks	345,210,506	93,643,989	27,951,990	466,806,485
Rights, Warrants and Certificates	—	433,741	—	433,741
Investment Company	1,385,392,007	—	—	1,385,392,007

Total Assets	$1,730,602,513	$13,213,119,037	$387,773,766	$15,331,495,316

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

24 OPPENHEIMER SENIOR FLOATING RATE FUND

3. Investments and Risks (Continued)

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

At period end, securities with an aggregate market value of $13,358,358,879, representing 91.49% of the Fund’s net assets were comprised of Senior Loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions

25 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$246,499,486
Market Value	$242,259,806
Market Value as % of Net Assets	1.66%

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

26 OPPENHEIMER SENIOR FLOATING RATE FUND

4. Market Risk Factors (Continued)

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

27 OPPENHEIMER SENIOR FLOATING RATE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

By:	/s/ Brian S. Petersen

Brian S. Petersen
Principal Financial Officer
Date:	12/11/2017